Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Registrant Name	Millburn Multi-Markets Fund L.P.
Entity Central Index Key	0001468910
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Public Float	$ 0

Statements Of Financial Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
ASSETS
Investment in Millburn Multi-Markets Trading L.P. (the "Master Fund")	$ 228,943,314	$ 236,019,823
Due from the Master Fund	5,596,779	3,184,538
CASH	1,516,001	6,164,454
TOTAL	236,056,094	245,368,815
LIABILITIES:
Capital contributions received in advance	1,513,559	6,163,876
Capital withdrawals payable	5,596,779	3,184,538
Due to the Master Fund	2,442	578
Total liabilities	7,112,780	9,348,992
PARTNERS' CAPITAL:
General Partner	3,228,323	3,463,815
Total limited partners	225,714,991	232,556,008
Total partners' capital	228,943,314	236,019,823
TOTAL	236,056,094	245,368,815
Millburn Multi-Markets Fund L.P. [Member] | Series A [Member]
PARTNERS' CAPITAL:
Limited Partners	168,880,502	166,336,096
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	931.26	1,039.97
Millburn Multi-Markets Fund L.P. [Member] | Series B [Member]
PARTNERS' CAPITAL:
Limited Partners	20,299,372	22,643,903
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	982	1,077.62
Millburn Multi-Markets Fund L.P. [Member] | Series C [Member]
PARTNERS' CAPITAL:
Limited Partners	36,535,117	43,576,009
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	990.51	1,084.25
Millburn Multi-Markets Trading L.P. [Member]
ASSETS
Investments in U.S. Treasury notes-at fair value (amortized cost $57,790,260 and $41,272,197)	57,802,756	41,274,794
Net unrealized appreciation on open futures and forward currency contracts	4,087,228	8,775,049
Due from brokers	5,627,293	3,971,338
Cash denominated in foreign currencies (cost $4,037,140 and $606,954)	4,058,372	604,841
Total equity in trading accounts	71,575,649	54,626,022
INVESTMENTS IN U.S. TREASURY NOTES-at fair value (amortized cost $252,630,704 and $344,350,425)	252,687,230	344,352,511
CASH	17,495,371	18,112,495
ACCRUED INTEREST RECEIVABLE	1,702,482	1,894,957
DUE FROM MILLBURN MULTI-MARKETS LTD.	150	61
DUE FROM MILLBURN MULTI-MARKETS FUND L.P.	2,442	578
TOTAL	343,463,324	418,986,624
LIABILITIES:
Net unrealized depreciation on open futures and forward currency contracts	829,940	397,253
Cash denominated in foreign currencies (cost -$527,192 and -$1,614,489)	531,601	1,619,538
Capital contributions received in advance	88,061	18,930
Capital withdrawals payable	6,313,976	5,902,350
Management fee payable	458,893	601,992
Selling commissions payable	296,630	286,819
Accrued expenses	206,798	483,424
Due to brokers	96,357	86,753
Commissions and other trading fees on open futures contracts	74,020	62,997
Due to General Partner	2,510	25,211
Total liabilities	8,898,786	9,485,267
PARTNERS' CAPITAL:
Total partners' capital	334,564,538	409,501,357
TOTAL	$ 343,463,324	$ 418,986,624

Statements Of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member] | Series A [Member]
Limited partners, units outstanding	181,345.3268	159,942.5316
Millburn Multi-Markets Fund L.P. [Member] | Series B [Member]
Limited partners, units outstanding	20,671.4907	21,012.8097
Millburn Multi-Markets Fund L.P. [Member] | Series C [Member]
Limited partners, units outstanding	36,885.1442	40,189.9735
Millburn Multi-Markets Trading L.P. [Member]
Investments in U.S Treasury notes, amortized cost	57,790,260	41,272,197
Cash denominated in foreign currencies, cost	4,037,140	606,954
Investments in U.S Treasury notes, amortized cost	252,630,704	344,350,425
Cash denominated in foreign currencies, cost	(527,192)	(1,614,489)

Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.97%	2.05%
Net Unrealized Appreciation/(Depreciation)	$ 3,257,288	$ 8,377,796
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.60%	1.19%
Net Unrealized Appreciation/(Depreciation)	2,000,737	4,845,533
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.37%	0.86%
Net Unrealized Appreciation/(Depreciation)	1,256,551	3,532,263
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.11%	1.14%
Net Unrealized Appreciation/(Depreciation)	3,709,758	4,645,375
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.42%	0.06%
Net Unrealized Appreciation/(Depreciation)	1,402,416	238,613
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.30%)	0.21%
Net Unrealized Appreciation/(Depreciation)	(996,610)	864,700
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.39%	0.99%
Net Unrealized Appreciation/(Depreciation)	1,304,590	4,053,620
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.03%	0.05%
Net Unrealized Appreciation/(Depreciation)	110,717	196,204
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.01%	0.10%
Net Unrealized Appreciation/(Depreciation)	17,273	406,950
Long Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.03%)	0.09%
Net Unrealized Appreciation/(Depreciation)	(99,844)	383,375
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.01%)	0.02%
Net Unrealized Appreciation/(Depreciation)	(30,375)	98,188
Long Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.39%	0.73%
Net Unrealized Appreciation/(Depreciation)	1,306,819	2,968,903
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.04%)
Net Unrealized Appreciation/(Depreciation)	(149,420)
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.09%	(0.14%)
Net Unrealized Appreciation/(Depreciation)	293,489	(574,718)
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.01%	0.03%
Net Unrealized Appreciation/(Depreciation)	26,112	100,093
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.54%	(0.01%)
Net Unrealized Appreciation/(Depreciation)	1,829,181	(36,933)
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.05%)	(0.03%)
Net Unrealized Appreciation/(Depreciation)	(153,212)	(124,989)
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.51%)	0.05%
Net Unrealized Appreciation/(Depreciation)	(1,709,021)	200,158
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.51%)	0.10%
Net Unrealized Appreciation/(Depreciation)	(1,699,188)	394,145
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.22%	(0.75%)
Net Unrealized Appreciation/(Depreciation)	720,496	(3,070,466)
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%	0.00%
Net Unrealized Appreciation/(Depreciation)	2,288	(12,800)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%	0.01%
Net Unrealized Appreciation/(Depreciation)	(7,380)	56,550
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.24%)	0.20%
Net Unrealized Appreciation/(Depreciation)	(816,189)	829,705
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.05%	0.59%
Net Unrealized Appreciation/(Depreciation)	177,792	2,427,715
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.03%)	(0.10%)
Net Unrealized Appreciation/(Depreciation)	(86,840)	(424,691)
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.42%	0.89%
Net Unrealized Appreciation/(Depreciation)	$ 1,409,763	$ 3,657,252

Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical) (Long Contracts [Member])	12 Months Ended
	Dec. 31, 2012 contract	Dec. 31, 2011 contract
2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment term	2 years	2 years
Contracts	2,580	1,300
Investment settlement date	Mar 1, 2013	Mar 1, 2012
5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment term	5 years	5 years
Contracts	1,008	1,202
Investment settlement date	Mar 1, 2013	Mar 1, 2012
10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment term	10 years	10 years
Contracts	480	568
Investment settlement date	Mar 1, 2013	Mar 1, 2012
30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Investment term	30 years	30 years
Contracts	165	141
Investment settlement date	Mar 1, 2013	Mar 1, 2012

Condensed Schedule Of Investments (U.S. Treasury Notes) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	0.97%	2.05%
U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		97,740,000
Fair Value as a % of Partners' Capital		23.90%
Fair Value		97,869,811
U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		122,960,000
Fair Value as a % of Partners' Capital		30.08%
Fair Value		123,180,944
U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		133,180,000
Fair Value as a % of Partners' Capital		33.52%
Fair Value		137,248,233
U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		27,240,000
Fair Value as a % of Partners' Capital		6.67%
Fair Value		27,328,317
U.S. Treasury Notes, 0.625%, 02/28/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	67,740,000
Fair Value as a % of Partners' Capital	20.27%
Fair Value	67,800,860
U.S. Treasury Notes, 3.375%, 07/31/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	106,700,000
Fair Value as a % of Partners' Capital	32.49%
Fair Value	108,696,457
U.S. Treasury notes, 0.125%, 09/30/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	106,700,000
Fair Value as a % of Partners' Capital	31.88%
Fair Value	106,674,992
U.S. Treasury Notes, 0.500%, 11/15/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	27,240,000
Fair Value as a % of Partners' Capital	8.16%
Fair Value	27,317,677
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Face Amount
Fair Value as a % of Partners' Capital	92.80%	94.17%
Fair Value	310,489,986	385,627,305

Condensed Schedule Of Investments (U.S. Treasury Notes) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011 U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]	Dec. 31, 2012 U.S. Treasury Notes, 0.625%, 02/28/2013 [Member]	Dec. 31, 2012 U.S. Treasury Notes, 3.375%, 07/31/2013 [Member]	Dec. 31, 2012 U.S. Treasury notes, 0.125%, 09/30/2013 [Member]	Dec. 31, 2012 U.S. Treasury Notes, 0.500%, 11/15/2013 [Member]	Dec. 31, 2012 U.S. Treasury Notes [Member]	Dec. 31, 2011 U.S. Treasury Notes [Member]
Investment Interest Rate	0.88%	0.38%	4.25%	0.50%	0.63%	3.38%	0.13%	0.50%
Investment Maturity Date	Feb 29, 2012	Aug 31, 2012	Sep 30, 2012	Nov 30, 2012	Feb 28, 2013	Jul 31, 2013	Sep 30, 2013	Nov 15, 2013
Amortized Cost of U.S. Treasury Notes									$ 310,420,964	$ 385,622,622

Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
NET INVESTMENT LOSS ALLOCATED FROM THE MASTER FUND
INCOME - interest income	$ 318,147	$ 345,473
Expenses:
Management fees	4,581,555	3,643,500
Brokerage commissions	796,960	494,299
Selling commissions and platform fees	3,389,251	2,530,363
Administrative and operating expenses	1,072,589	1,015,504
Custody fees	51,065	31,049
Total expenses	9,891,420	7,714,715
Operating expenses borne by General Partner		(59,807)
Net expenses	9,891,420	7,654,908
Net investment loss allocated from the Master Fund	(9,573,273)	(7,309,435)
Net realized gains (losses) on closed positions:
Futures and forward currency contracts	(12,924,668)	(2,954,102)
Foreign exchange translation	(97,631)	301
Net change in unrealized:
Futures and forward currency contracts	(1,881,438)	(1,198,682)
Foreign exchange translation	12,466	(15,382)
Net gains (losses) from U.S. Treasury notes:
Realized	(28,432)	2,823
Net change in unrealized	50,323	(43,230)
Net realized and unrealized losses allocated from the Master Fund	(14,869,380)	(4,208,272)
NET LOSS	(24,442,653)	(11,517,707)
LESS PROFIT SHARE ALLOCATION FROM THE MASTER FUND		2,595
NET LOSS AFTER PROFIT SHARE ALLOCATION	(24,442,653)	(11,520,302)
Millburn Multi-Markets Trading L.P. [Member]
NET INVESTMENT LOSS ALLOCATED FROM THE MASTER FUND
INCOME - interest income	475,720	703,919
Expenses:
Management fees	6,107,782	6,470,138
Brokerage commissions	1,173,331	994,569
Selling commissions and platform fees	3,423,339	2,530,363
Administrative and operating expenses	1,430,338	1,487,037
Custody fees	73,896	63,347
Total expenses	12,208,686	11,545,454
Operating expenses borne by General Partner	(66,814)	(75,183)
Net expenses	12,141,872	11,470,271
Net investment loss allocated from the Master Fund	(11,666,152)	(10,766,352)
Net realized gains (losses) on closed positions:
Futures and forward currency contracts	(19,392,968)	(2,470,436)
Foreign exchange translation	(144,948)	(136,628)
Net change in unrealized:
Futures and forward currency contracts	(5,120,508)	(4,934,382)
Foreign exchange translation	23,985	20,096
Net gains (losses) from U.S. Treasury notes:
Realized	(37,060)	(7,267)
Net change in unrealized	64,339	(50,686)
Net realized and unrealized losses allocated from the Master Fund	(24,607,160)	(7,579,303)
NET LOSS	(36,273,312)	(18,345,655)
LESS PROFIT SHARE TO GENERAL PARTNER	249,770	61,668
NET LOSS AFTER PROFIT SHARE ALLOCATION	$ (36,523,082)	$ (18,407,323)

Statements Of Changes In Partners' Capital (USD $)	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series A [Member]	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series B [Member]	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series C [Member]	Limited Partners [Member] Millburn Multi-Markets Trading L.P. [Member]	New Profit Memo Account [Member] Millburn Multi-Markets Trading L.P. [Member]	General Partner [Member] Millburn Multi-Markets Fund L.P. [Member]	General Partner [Member] Millburn Multi-Markets Trading L.P. [Member]	Millburn Multi-Markets Fund L.P. [Member]	Millburn Multi-Markets Trading L.P. [Member]
PARTNERS' CAPITAL at Dec. 31, 2010	$ 71,988,161	$ 6,405,290	$ 31,486,826	$ 295,722,233		$ 1,447,561	$ 1,737,376	$ 111,327,838	$ 297,459,609
PARTNERS' CAPITAL, units at Dec. 31, 2010	64,756.6985	5,662.0645	27,731.8983
Capital contributions	110,423,847	18,128,844	14,574,760	159,695,554		2,000,000	100,000	145,127,451	159,795,554
Capital contributions, units	102,014.0806	16,314.7272	13,035.3437
Capital withdrawals	(7,229,090)	(1,057,815)	(628,259)	(29,349,575)			(58,576)	(8,915,164)	(29,408,151)
Capital withdrawals, units	(6,828.2475)	(963.982)	(577.2685)
Net income (loss)				(18,306,231)	(3,092)		(36,332)	(11,517,707)	(18,345,655)
Net income (loss)	(8,846,822)	(832,416)	(1,857,318)			16,254		(11,520,302)	(18,407,323)
General Partner's allocation: New Profit-Accrued				(61,668)	61,668				(61,668)
Transfer of New Profit Memo Account to General Partner					(58,576)		58,576
NET ASSET VALUE PER UNIT	$ 1,039.97	$ 1,077.62	$ 1,084.25
PARTNERS' CAPITAL at Dec. 31, 2011	166,336,096	22,643,903	43,576,009	407,700,313		3,463,815	1,801,044	236,019,823	409,501,357
PARTNERS' CAPITAL, units at Dec. 31, 2011	159,942.5316	21,012.8097	40,189.9735
Capital contributions	51,687,336	5,732,891	2,138,112	115,958,983				59,558,339	115,958,983
Capital contributions, units	53,707.8502	5,623.669	2,085.6084
Capital withdrawals	(30,744,953)	(5,942,606)	(5,504,636)	(154,372,704)			(249,786)	(42,192,195)	(154,622,490)
Capital withdrawals, units	(32,305.055)	(5,964.988)	(5,390.4377)
Net income (loss)				(36,154,612)	16		(118,716)	(24,442,653)	(36,273,312)
Net income (loss)	(18,397,977)	(2,134,816)	(3,674,368)			(235,492)		(24,442,653)	(36,523,082)
General Partner's allocation: New Profit-Accrued				(249,770)	249,770				(249,770)
Transfer of New Profit Memo Account to General Partner					(249,786)		249,786
NET ASSET VALUE PER UNIT	$ 931.26	$ 982	$ 990.51
PARTNERS' CAPITAL at Dec. 31, 2012	$ 168,880,502	$ 20,299,372	$ 36,535,117	$ 332,882,210		$ 3,228,323	$ 1,682,328	$ 228,943,314	$ 334,564,538
PARTNERS' CAPITAL, units at Dec. 31, 2012	181,345.3268	20,671.4907	36,885.1442

Statements Of Financial Highlights (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member] | Limited Partners [Member] | Series A [Member]
NET ASSET VALUE PER UNIT - Beginning of year	$ 1,039.97		$ 1,111.67
INCOME (LOSS) ALLOCATED FROM THE MASTER FUND:
Net Investment loss	(44.99)	[1]	(49.32)	[1]
Total trading and investing losses	(63.72)	[1]	(22.36)	[1]
Net loss before profit share allocation from the Master Fund	(108.71)		(71.68)
Profit share allocation from Master Fund	0	[1],[2]	(0.02)	[1],[2]
Net loss from operations after profit share allocation from the Master Fund	(108.71)		(71.7)
NET ASSET VALUE PER UNIT - End of year	$ 931.26		$ 1,039.97
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND	(10.45%)		(6.45%)
PROFIT SHARE ALLOCATION FROM THE MASTER FUND	0.00%	[2]	0.00%	[2]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND	(10.45%)		(6.45%)
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	4.84%	[3]	4.82%	[3],[4]
Profit share allocation from the Master Fund	0.00%	[2]	0.00%	[2]
Total expenses	4.84%		4.82%
Net investment loss	(4.70%)	[3],[5]	(4.63%)	[3],[4],[5]
Millburn Multi-Markets Fund L.P. [Member] | Limited Partners [Member] | Series B [Member]
NET ASSET VALUE PER UNIT - Beginning of year	$ 1,077.62		$ 1,131.26
INCOME (LOSS) ALLOCATED FROM THE MASTER FUND:
Net Investment loss	(29.55)	[1]	(31.36)	[1]
Total trading and investing losses	(66.07)	[1]	(23.47)	[1]
Net loss before profit share allocation from the Master Fund	(95.62)		(54.83)
Profit share allocation from Master Fund	0	[1],[2]	1.19	[1],[2]
Net loss from operations after profit share allocation from the Master Fund	(95.62)		(53.64)
NET ASSET VALUE PER UNIT - End of year	$ 982		$ 1,077.62
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND	(8.87%)		(4.85%)
PROFIT SHARE ALLOCATION FROM THE MASTER FUND	0.00%	[2]	0.11%	[2]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND	(8.87%)		(4.74%)
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	3.08%	[3]	3.05%	[3],[4]
Profit share allocation from the Master Fund	0.00%	[2]	(0.11%)	[2]
Total expenses	3.08%		2.94%
Net investment loss	(2.95%)	[3],[5]	(2.87%)	[3],[4],[5]
Millburn Multi-Markets Fund L.P. [Member] | Limited Partners [Member] | Series C [Member]
NET ASSET VALUE PER UNIT - Beginning of year	$ 1,084.25		$ 1,135.4
INCOME (LOSS) ALLOCATED FROM THE MASTER FUND:
Net Investment loss	(27.26)	[1]	(29.13)	[1]
Total trading and investing losses	(66.48)	[1]	(21.56)	[1]
Net loss before profit share allocation from the Master Fund	(93.74)		(50.69)
Profit share allocation from Master Fund	0	[1],[2]	(0.46)	[1],[2]
Net loss from operations after profit share allocation from the Master Fund	(93.74)		(51.15)
NET ASSET VALUE PER UNIT - End of year	$ 990.51		$ 1,084.25
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND	(8.65%)		(4.47%)
PROFIT SHARE ALLOCATION FROM THE MASTER FUND	0.00%	[2]	(0.04%)	[2]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND	(8.65%)		(4.51%)
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	2.83%	[3]	2.82%	[3],[4]
Profit share allocation from the Master Fund	0.00%	[2]	0.04%	[2]
Total expenses	2.83%		2.86%
Net investment loss	(2.70%)	[3],[5]	(2.62%)	[3],[4],[5]
Millburn Multi-Markets Trading L.P. [Member]
Total return before General Partner profit share allocation	(8.44%)		(4.18%)
General Partner profit share allocation	0.00%		0.00%
Total return after General Partner profit share allocation	(8.44%)		(4.18%)
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	2.65%	[6],[7]	2.49%	[6],[7]
General Partner profit share allocation	0.00%		0.00%
Total expenses	2.65%	[6],[7]	2.49%	[6],[7]
Net investment loss	(2.52%)	[6],[7],[8]	(2.30%)	[6],[7],[8]
Millburn Multi-Markets Trading L.P. [Member] | Limited Partners [Member]
Total return before General Partner profit share allocation	(9.34%)		(4.76%)
General Partner profit share allocation	0.07%		0.02%
Total return after General Partner profit share allocation	(9.41%)		(4.78%)
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	3.58%	[6],[7]	3.12%	[6],[7]
General Partner profit share allocation	0.07%		0.02%
Total expenses	3.65%	[6],[7]	3.14%	[6],[7]
Net investment loss	(3.45%)	[6],[7],[8]	(2.94%)	[6],[7],[8]

[1]	The net investment loss per unit and profit share allocation from the Master Fund per unit is calculated by dividing the net investment loss and profit share allocation from the Master Fund by the average number of units outstanding during the year. Total trading and investing losses is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.
[2]	Profit share for Series B and C is calculated based on Series B and C aggregate trading profits and may be impacted by rebalancing due to monthly capital activity.
[3]	Includes the Partnership's proportionate share of income and expense allocated from the Master Fund.
[4]	Ratios are computed net of voluntary waivers of operating expenses borne by the General Partner of the Partnership and General Partner of the Master Fund. For the year ended December 31, 2011, the ratios are net of the 0.03% effect of the voluntary waivers of operating expenses.
[5]	Excludes profit share allocation from the Master Fund and includes interest income.
[6]	Includes the proportionate share of expenses of the U.S. Feeder, Cayman Feeder and Cayman SPC Feeder (as defined in Footnote 1).
[7]	Ratios are computed net of voluntary waivers of operating expenses borne by the General Partner of the Partnership. For each of the two years ended December 31, 2012 and 2011, the ratios are net of the 0.02% effect of the voluntary waivers of operating expenses.
[8]	Excludes General Partner profit share allocation and includes interest income.

Statements Of Financial Highlights (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
Effect of voluntary waivers of operating expenses		0.03%
Millburn Multi-Markets Trading L.P. [Member]
Effect of voluntary waivers of operating expenses	0.02%	0.02%

Organization	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Organization
1.	ORGANIZATION

Millburn Multi-Markets Fund L.P. (the "Partnership") is a limited partnership organized on September 8, 2008, under the Delaware Revised Uniform Limited Partnership Act and commenced operations on August 1, 2009. The Limited Partnership Agreement (the "Agreement") was amended and restated as of August 27, 2010.

The Partnership is a "feeder-fund" and pools partners' capital contributions for investment in Millburn Multi-Markets Trading L.P. ("Master Fund"). The Master Fund is a limited partnership organized during September 2004 under the Delaware Revised Uniform Limited Partnership Act and commenced operations on October 20, 2004. The Master Fund engages in the trading and investing in futures and forward currency contracts. Millburn Ridgefield Corporation (the "General Partner") is the General Partner of the Partnership and the Master Fund (collectively, the "Funds") and manages the business of the Funds. The financial statements of the Master Fund, including the Condensed Schedules of Investments, are included in Section II of this Annual report and should be read in conjunction with the Partnership's financial statements.

The Partnership offers multiple series of Units, which differ in terms of fees charged at the Master Fund level. Initially, the Partnership offered Series A, Series B and Series C Units (collectively, the "Series") but may offer additional series in the future.

Millburn Multi-Markets Trading L.P. [Member]
Organization
1.	ORGANIZATION

Millburn Multi-Markets Trading L.P. (the "Partnership") is a limited partnership organized in September 2004 under the Delaware Revised Uniform Limited Partnership Act and commenced operations on October 20, 2004. The Partnership engages in the speculative trading of futures and forward currency contracts and also acts as a master fund for Millburn Multi-Markets Ltd., a Cayman Islands exempted company (the "Cayman Feeder"), Millburn Multi-Markets Fund L.P., a Delaware limited partnership (the "U.S. Feeder") and Millburn Multi-Markets Low Vol SPC, a Cayman Islands Segregated Portfolio Company (the "Cayman SPC Feeder"). The U.S. Feeder and Cayman Feeder invest substantially all of their assets in the Partnership and the Cayman SPC Feeder invests approximately two-thirds of its assets in the Partnership. The Cayman Feeder, U.S. Feeder and Cayman SPC Feeder commenced operations on July 1, 2008, August 1, 2009 and November 1, 2012, respectively. All feeder fees and expenses will be charged at the master level. The Partnership is subject to the regulations of the Commodity Futures Trading Commission, an agency of the United States ("U.S.") government which regulates most aspects of the commodity futures industry; rules of the National Futures Association, an industry self-regulatory organization; and the requirements of commodity exchanges and futures commission merchants (brokers) through which the Partnership trades.

The Limited Partnership Agreement (the "Agreement") provides that subject to certain limitations, Millburn Ridgefield Corporation (the "General Partner") shall conduct and manage the business of the Partnership. The General Partner has the right to make all investment decisions regarding the Partnership, authorize the payments of distributions to partners, enter into customer agreements with brokers and take such other actions, as it deems necessary or desirable, to manage the business of the Partnership.

The limited partners, special limited partners, New Profit Memo Account (see Note 4) and the General Partner share in the profits and losses of the Partnership which are determined before management fees, selling commissions (Note 2) and profit share allocations on the basis of their proportionate interests of Partnership capital (Note 4). The General Partner and special limited partners are charged none or lower management fees than limited partners in accordance with the Agreement. No limited partner or special limited partner shall be liable for Partnership obligations in excess of their capital contribution plus profits allocated to their capital accounts, if any.

Subject to certain conditions, a partner has the right to redeem all or a portion of its partnership capital as of any month-end upon fifteen days' prior written notice to the General Partner. In its sole discretion, the General Partner may permit redemptions on shorter notice or as of a date other than month-end. Redemptions will be made as of the last day of the month for an amount equal to the Net Asset Value of the portion of a partner's capital being redeemed. A redeeming partner shall receive such redeemed capital less the redemption fee, if any.

The General Partner, subject to Commodity Futures Trading Commission requirements, may, at its discretion, sell additional limited partnership interests to persons desiring to become limited partners.

The Partnership will dissolve in the event of certain conditions set forth in the Agreement.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Summary Of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted ("U.S. GAAP") in the United States ("U.S.") as detailed in the Financial Accounting Standards Board Accounting Standards Codification ("Codification").

Investment — The investment in the Master Fund is reported at fair value in the Partnership's Statements of Financial Condition. Fair value is the value determined by the Master Fund in accordance with the Master Fund's valuation policies and reported at the time of the Partnership's valuation by the General Partner of the Master Fund. Generally, the fair value of the Partnership's investment in the Master Fund represents the amount that the Partnership could reasonably expect to receive from the Master Fund if the Partnership's investment was redeemed at the time of valuation based on information available at the time the valuation was made and that the Partnership believes to be reliable. The Partnership records its proportionate share of each item of income and expense from its investment in the Master Fund in the Statements of Operations. The accounting policies of the Master Fund including valuation policies are contained in the notes to the Master Fund's financial statements included in Section II of this annual report.

Income Taxes — Income taxes have not been provided as partners are individually liable for the taxes, if any, on their share of the Partnership's income and expenses.

The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Partnership recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Partnership's open tax years, 2009 to 2012, for the U.S. Federal jurisdiction, the New York and Connecticut State jurisdictions and the New York City jurisdiction, there are no uncertain tax positions through its investment in the Master Fund. The Partnership is treated as a limited partnership for federal and state income tax reporting purposes.

Cash — Cash is held in a non-interest-bearing account at JP Morgan Chase Bank, N.A.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Fair Value of Financial Instruments — Disclosures under the Fair Value Measurements and Disclosures topic of the Codification relating to the Partnership's underlying investments held within the Master Fund are included in the attached Master Fund's financial statements.

Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP") as detailed in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("Codification").

Investments — The Partnership records its transactions in futures, forward currency contracts and U.S. Treasury notes including related income and expenses on a trade-date basis. The Partnership bears all trade-related commission and clearing charges due to third party brokers.

Open futures contracts are valued at quoted market values. Open forward currency contracts are valued at fair value which is based on pricing models that consider the time value of money and the current market and contractual prices of the underlying financial instruments. Brokerage commissions on open futures contracts are expensed when the contracts are opened. Realized gains (losses) and changes in unrealized appreciation (depreciation) on futures and forward currency contracts are recognized in the periods in which the contracts are closed or the changes in the value of open contracts occur and are included in net realized and unrealized gains (losses) in the Statements of Operations.

Investments in U.S. Treasury notes are valued at fair value based on the midpoint of bid/ask quotations reported daily at 3pm EST by Bloomberg. The Partnership amortizes premiums and accretes discounts on U.S. Treasury notes. Such securities are normally on deposit with financial institutions (see Note 7) as collateral for performance of the Partnership's trading obligations with respect to derivative contracts or held for safekeeping in a custody account at HSBC Bank USA, N.A.

Cash — Cash includes cash held at J.P. Morgan Chase Bank, N.A.

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated to U.S. Dollars at prevailing exchange rates of such currencies. Purchases and sales of investments are translated to U.S. Dollars at the exchange rate prevailing when such transactions occurred.

Management Fees — The Agreement provides that the Partnership shall charge the limited partners' capital accounts and pay the General Partner management fees at a fixed rate of 0.167% per month of net asset value (2% per annum) of limited partnership interests. The General Partner retains the right to charge less than the annual management fee rate except as specified in the Agreement. Management fees for the years ended December 31, 2012 and 2011 were as follows:

	2012	2011

US Feeder	$4,581,555	$3,643,500
Cayman Feeder	1,239,434	2,592,615
SPC Cayman Feeder (1)	101,496	-
Other (2)	185,297	234,023
Total	$6,107,782	$6,470,138

(1) for the period from November 1, 2012 through December 31, 2012

(2) direct investors in the Partnership

Selling Commissions — The U.S. Feeder has issued Units to its investors that are subject to selling commissions of 2% per annum or platform fees of 0.25% per annum. These selling commissions and platform fees are charged at the Partnership level but are allocated only to the applicable U.S. Feeder investors. On March 1, 2012, The Cayman Feeder began offering shares that are subject to selling commissions of 2% per annum. The Cayman SPC is not charged selling commissions or platform fees. Selling commissions and platform fees for the years ended December 31, 2012 and 2011 were as follows:

					Total Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2012	2011	2012	2011	2012	2011

U.S. Feeder	$3,332,891	$2,490,848	$56,360	$39,515	$3,389,251	$2,530,363
Cayman Feeder (1)	34,088	-	-	-	34,088	-

Total	$3,366,979	$2,490,848	$56,360	$39,515	$3,423,339	$2,530,363

(1) For the period from March 1, 2012 through December 31, 2012

Administrative and Operating Expenses — The General Partner of the Partnership is paid a monthly administration fee for certain accounting, tax, legal and operational services it provides to the Partnership (the "Administration Fee") calculated at 0.05% of month-end partners' capital prior to reduction for capital withdrawals, management fees and the Administrative Fee then being calculated.

The Partnership bears expenses including, but not limited to, periodic legal, accounting and filing fees up to an amount equal to 1/4 of 1% per annum of average Partners' Capital of the Partnership (the "Expense Cap"). Amounts subject to the Expense Cap include expenses incurred at the Partnership level, Cayman Feeder level and Cayman SPC Feeder Level, and the Administration Fee due to the General Partner. The General Partner of the Partnership and the Investment Adviser of the Cayman Feeder and Cayman SPC Feeder bear any excess over such amounts. The Partnership, the Cayman Feeder and the Cayman SPC Feeder will pay any extraordinary expenses. The Investment Adviser of the Cayman Feeder chose to directly bear operating expenses in excess of 1/4 of 1% of average stockholders' equity for the year ended December 31, 2012 and 2011 as well as for the Cayman SPC Feeder for the period ended December 31, 2012.

The U.S. Feeder bears its own expenses including, but not limited to, periodic legal, accounting and filing fees. Total operating expenses related to investors in the U.S. Feeder (including their pro-rata share of Partnership expenses) are not expected to exceed 1/2 of 1% per annum of the U.S. Feeder's average month-end partners' capital. For the year ended December 31, 2011, the General Partner of the U.S. Feeder chose to directly bear operating expenses in excess of 1/4 of 1% of average Partners' Capital of the U.S. Feeder.

Administrative and operating expenses related to the Partnership are charged pro-rata to all investors. Operating expenses related to the U.S. Feeder, Cayman Feeder and Cayman SPC Feeder are charged at the Partnership level and allocated only to those respective investors.

For the year ended December 31, 2012, operating expenses and the administration fee were as follows:

Fund	Operating	Administration	Total
	Expenses	Fee	(1)

Partnership	$670,907	$166,778	$837,685
U.S. Feeder	514,466	-	514,466
Cayman Feeder	56,006	-	56,006
Cayman SPC Feeder	22,181	-	22,181
Total	$1,263,560	$166,778	$1,430,338

Borne by General Partner or Investment Adviser *	$(66,814)	$-	$(66,814)

For the year ended December 31, 2011, operating expenses and administration fee were as follows:

Fund	Operating	Administration	Total
	Expenses	Fee	(1)

Partnership	$493,309	$183,254	$676,563
U.S. Feeder	697,043	-	697,043
Cayman Feeder	113,431	-	113,431
Total	$1,303,783	$183,254	$1,487,037

Borne by General Partner or Investment Adviser *	$(75,183)	$-	$(75,183)

* by General Partner (in the case of the Partnership and U.S. Feeder) or Investment Adviser (Cayman Feeder and Cayman SPC Feeder)

The General Partner has paid expenses incurred in connection with the organization of the U.S. Feeder. The total amount paid by the General Partner was $191,967. The Partnership, on behalf of the U.S. Feeder, is reimbursing the General Partner for these costs in 60 equal monthly installments of $3,199 which began on August 1, 2009. However, to the extent that for any month the $3,199 exceeds 1/12 of 0.05% of the U.S. Feeder's month-end net asset value (a 0.05% annual rate), such excess will not be reimbursed by the Partnership, but will be absorbed by the General Partner. As of December 31, 2012, pursuant to this calculation, $36,987 has been borne by the General Partner and will not be reimbursed by the Partnership. For each of the two years ended December 31, 2012 and 2011, costs incurred were $38,388 and are included in "Administrative and operating expenses" in the Partnership's Statements of Operations. Further, as of December 31, 2012 and 2011, $9,598, were payable to the General Partner as reimbursement for such costs and are included in "Accrued expenses" in the Partnership's Statements of Financial Condition.

The General Partner has paid expenses incurred in connection with the organization of the Cayman SPC Feeder. The total amount paid by the General Partner was $40,383. The Partnership, on behalf of the Cayman SPC Feeder, is reimbursing the General Partner for these costs in 60 equal monthly installments of $673 which began on November 1, 2012. Accordingly, for the period from November 1, 2012 (commencement of operations) to December 31, 2012, costs incurred were $1,346 and are including in "Administrative and operating expenses" in the Partnership's Statement of Operations as of December 31, 2012. As of December 31, 2012, this amount was payable to the General Partner and is included in "Accrued expenses" in the Partnership's Statements of Financial Condition.

Income Taxes — The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Partnership recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Partnership's open tax years, 2009 to 2012, for the U.S. Federal jurisdiction, the New York and Delaware State jurisdictions and the New York City jurisdiction, there were no uncertain tax positions. The Partnership is treated as a limited partnership for federal and state income tax reporting purposes and therefore the partners are responsible for the payment of taxes.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires the General Partner to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Right of Offset — The customer agreements between the Partnership and its brokers give the Partnership the legal right to net unrealized gains and losses with each broker. Unrealized gains and losses related to offsetting transactions with these brokers are reflected on a net basis in the equity in trading accounts in the Statements of Financial Condition.

Fair Value of Financial Instruments — The fair value of the Partnership's assets and liabilities which qualify as financial instruments under the Fair Value Measurements and Disclosures topic of the Codification approximates the carrying amounts presented in the Statements of Financial Condition. The topic defines fair value, establishes a framework for measurement of fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Partnership separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments — The Partnership's cash instruments are generally classified within Level 1 of the fair value hierarchy because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations. The General Partner of the Partnership does not adjust the quoted price for such instruments even in situations where the Partnership holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts — Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.

OTC derivatives or forward currency contracts are valued based on pricing models that consider the current market prices plus the time value of money ("forward points") and contractual prices of the underlying financial instruments. The forward points from the quotation service providers are generally in periods of one month, two months, three months and six months forward while the contractual forward delivery dates for the foreign forward currency contracts traded by the Partnership may be in between these periods. The General Partner's policy is to calculate the forward points for each contract being valued by determining the number of days from the date the forward currency contract is being valued to its maturity date and then using straight-line interpolation to calculate the valuation of forward points for the applicable forward currency contract. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

During the years ended December 31, 2012 and 2011, there were no transfers of assets or liabilities between Level 1 and Level 2. The following table represents the Partnership's investments by hierarchical level as of December 31, 2012 and 2011 in valuing the Partnership's investments at fair value. At December 31, 2012 and 2011, the Partnership held no assets or liabilities classified in Level 3.

Financial assets at fair value as of December 31, 2012

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$310,489,986	$-	$310,489,986

Exchange-traded futures contracts
Energies	(296,772)	-	(296,772)
Grains	(276,114)	-	(276,114)
Interest rates	1,306,878	-	1,306,878
Livestock	(156,800)	-	(156,800)
Metals	(522,700)	-	(522,700)
Softs	203,904	-	203,904
Stock indices	1,742,341	-	1,742,341

Total exchange-traded futures contracts	2,000,737	-	2,000,737

Over-the-counter forward currency contracts	-	1,256,551	1,256,551

Total futures and forward currency contracts (2)	2,000,737	1,256,551	3,257,288

Total financial assets at fair value	$312,490,723	$1,256,551	$313,747,274

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$57,802,756
Investments in U.S. Treasury notes held in custody			252,687,230
Total investments in U.S. Treasury notes			$310,489,986

(2)
Net unrealized appreciation on open futures and forward currency contracts			$4,087,228
Net unrealized depreciation on open futures and forward currency contracts			(829,940)
Net unrealized appreciation on open futures and forward currency contracts			$3,257,288

Financial assets at fair value as of December 31, 2011

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$385,627,305	$-	$385,627,305

Exchange-traded futures contracts
Energies	632,758	-	632,758
Grains	(2,205,766)	-	(2,205,766)
Interest rates	4,040,820	-	4,040,820
Livestock	56,550	-	56,550
Metals	254,987	-	254,987
Softs	2,527,808	-	2,527,808
Stock indices	(461,624)	-	(461,624)

Total exchange-traded futures contracts	4,845,533	-	4,845,533

Over-the-counter forward currency contracts	-	3,532,263	3,532,263

Total futures and forward currency contracts (2)	4,845,533	3,532,263	8,377,796

Total financial assets at fair value	$390,472,838	$3,532,263	$394,005,101

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$41,274,794
Investments in U.S. Treasury notes held in custody			344,352,511
Total investments in U.S. Treasury notes			$385,627,305

(2)
Net unrealized appreciation on open futures and forward currency contracts			$8,775,049
Net unrealized depreciation on open futures and forward currency contracts			(397,253)
Net unrealized appreciation on open futures and forward currency contracts			$8,377,796

Recent Accounting Standards — In December 2011, FASB issued ASU 2011-11, "Disclosures about Offsetting Assets and Liabilities" which creates a new disclosure requirement about the nature of an entity's rights of setoff and the related arrangement associated with its financial instruments and derivative instruments. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the Statements of Financial Condition and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Partnership should also provide the disclosures retrospectively for all comparative periods presented. The General Partner does not expect the adoption of ASU 2011-11 to materially impact the Partnership's financial statements.

Investment In Millburn Multi-Markets Trading L.P.	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Investment In Millburn Multi-Markets Trading L.P.
3.	INVESTMENT IN MILLBURN MULTI-MARKETS TRADING L.P.

During the years ended December 31, 2012 and 2011, the Partnership invested substantially all of its assets in Millburn Multi-Markets Trading L.P. At December 31, 2012 and 2011, the Partnership's investment in the Master Fund represents 68.43% and 57.64%, respectively, of total partners' capital of the Master Fund.

As the Partnership's sole investing activity during the years ended December 31, 2012 and 2011 consisted of its investment in the Master Fund, all amounts reflected in the Statements of Operations represent the Partnership's allocated amount of each item of income and expense from the Master Fund.

The Partnership may make additional contributions to or redemptions from its investment in the Master Fund on a monthly basis subject to approval of the General Partner of the Master Fund.

The General Partner of the Master Fund may have different management fee and profit share allocation agreements for the partners of the Partnership as disclosed in the Master Fund's financial statements included in Section II of this annual report.

Millburn Multi-Markets Trading L.P. [Member]
Investment In Millburn Multi-Markets Trading L.P.
9.	INVESTORS IN MILLBURN MULTI-MARKETS TRADING L.P.

The U.S. Feeder and Cayman Feeder invest substantially all of their assets in the Partnership, and the Cayman SPC Feeder invests approximately two-thirds of its assets in the Partnership. For the years ended December 31, 2012 and 2011, respective ownership percentages of the Partnership are detailed below:

	December 31, 2012	December 31, 2011

U.S. Feeder	68.43%	57.64%
Cayman Feeder	3.32%	31.07%
Cayman SPC Feeder	16.26%	-%

Total	88.01%	88.71%

The remaining interests are held by direct investors in the Partnership.

The capital withdrawals payable at December 31, 2012 and 2011 were $6,313,976 and $5,902,350, respectively, detailed below. There were no redemptions payable to the Cayman SPC Feeder at December 31, 2012.

	December 31, 2012	December 31, 2011
Direct investors (1)	$719,707	$2,058,576
U.S. Feeder (2)	5,594,269	3,159,327
Cayman Feeder	-	684,447

Total	$6,313,976	$5,902,350

(1)	Includes General Partner redemptions at December 31, 2012 and 2011 of $249,786 and $58,576, respectively
(2)	Net of redemption penalty payable at December 31, 2012 and 2012 of $2,510 and $25,211, respectively

Management Fee, Selling Commission, Platform Fees And Profit Share (Millburn Multi-Markets Fund L.P. [Member])	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share
4.	MANAGEMENT FEE, SELLING COMMISSION, PLATFORM FEES AND PROFIT SHARE

Each Series of Units are allocated management fees at a fixed rate of 0.167% per month of net asset value (2% per annum) of a limited partner's interest and a 20% profit share. Such management fees and profit share are allocated to the limited partners of the Partnership but charged at the Master Fund level. The management fee and profit share are described in more detail in the Master Fund's financial statements included in Section II of this annual report.

The terms of the Series issued by the Partnership are: 1) Series A Units which, in addition to the management fees and profit share allocable to the General Partner, are subject to selling commissions payable to Selling Agents equal to 1/12 of 2% (2% per annum) based on the month-end Net Asset Value of such Series investment; 2) Series B Units which, in addition to the management fees and profit share allocable to the General Partner, are subject to a platform fee of 1/12 of 0.25% (0.25% per annum) based on the month end net asset value of such Series investment and are for those investors participating in asset-based or fixed fee registered investment adviser ("RIA") platforms; and 3) Series C Units which are subject to the management fees and profit share allocable to the General Partner and are for those investors participating in asset-based or fixed fee RIA platforms not subject to the Platform Fee. For the year ended December 31, 2012, Selling Commissions and Platform Fees were as follows:

					Total Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2012	2011	2012	2011	2012	2011

Series A Units	$3,332,891	$2,490,848	$-	$-	$3,332,891	$2,490,848
Series B Units	-	-	56,360	39,515	56,360	39,515

Total	$3,332,891	$2,490,848	$56,360	$39,515	$3,389,251	$2,530,363

Amounts were charged at the Master Fund level and allocated to applicable Partnership investors only. No amounts were allocated to Series C Units.

Profit Share Allocation (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Trading L.P. [Member]
Profit Share Allocation
4.	PROFIT SHARE ALLOCATION

The Agreement provides that the General Partner's profit share equal to 20% of Trading Profits at the end of each year is charged to the limited partners' capital accounts. New Trading Profits include realized and unrealized trading profits (losses), interest income, brokerage fees, trading-related expenses and administrative expenses. For limited partners' withdrawals during the year, the profit share calculation shall be computed as though the withdrawal date was at year-end. Profit share attributable to interests redeemed during a year is tentatively credited to an account maintained for bookkeeping purposes called the New Profit Memo Account. Because limited partners may purchase their partnership interests at different times, they may recognize different amounts of Trading Profits. Each limited partner pays a profit share only on Trading Profits applicable to its partnership interest. Profit share will be determined based on the Trading Profits of each limited partners' investment in the Partnership as a whole rather than on the Trading Profits of each capital contribution made by a limited partner.

Any profit share charged is added to the General Partner's capital account to the extent that net taxable capital gains are allocated to the General Partner and the remainder, if any, of such profit share is added to the New Profit Memo Account. The General Partner may not make any withdrawal from the balance in the New Profit Memo Account. If, at the end of a subsequent year, net taxable gains are allocated to the General Partner in excess of such year's profit share, a corresponding amount is transferred from the New Profit Memo Account to the General Partner's capital account.

Operating Expenses And Administration Fee (Millburn Multi-Markets Fund L.P. [Member])	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Operating Expenses And Administration Fee
5.	OPERATING EXPENSES AND ADMINISTRATION FEE

Operating expenses of the Partnership include, but are not limited to, legal fees, accounting fees and filing fees. Total operating expenses of the Partnership (including its pro-rata share of Master Fund expenses) are not expected to exceed 1/2 of 1% per annum of the Partnership's average month-end net asset value. For the year ended December 31, 2011, the General Partner chose to directly bear a portion of the Partnership's operating expenses, totaling $59,807. The General Partner did not directly bear any of the Partnership's operating expenses for the year ended December 31, 2012.

The General Partner of the Master Fund is paid a monthly administration fee as disclosed in the Master Fund's financial statements included in Section II of this annual report.

The General Partner has paid expenses incurred in connection with the organization of the Partnership and the initial offering of the Units. The total amount paid by the General Partner was $191,967. The Master Fund, on behalf of the Partnership, is reimbursing the General Partner for these costs in 60 equal monthly installments of $3,199 which began on August 1, 2009. However, to the extent that for any month the $3,199 exceeds 1/12 of 0.05% of the Partnership's month-end net asset value (a 0.05% annual rate), such excess will not be reimbursed by the Partnership, but will be absorbed by the General Partner. As of December 31, 2012, pursuant to this calculation, $36,987 has been borne by the General Partner and will not be reimbursed by the Partnership. For each of the two years ended December 31, 2012 and 2011, costs incurred were $38,388, and are included in "Administrative and operating expenses" in the Master Fund's Statements of Operations. Further, as of December 31, 2012 and 2011, $9,598 were payable to the General Partner as reimbursement for such costs and are included in "Accrued expenses" in the Master Fund's Statements of Financial Condition.

Due From/To Brokers (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Trading L.P. [Member]
Due From/To Brokers
5.	DUE FROM/TO BROKERS

At December 31, 2012 and 2011, due from and due to brokers balances, if any, in the Statements of Financial Condition include net cash receivable from each broker and net cash payable to each broker, respectively.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Derivative Instruments
6.	DERIVATIVE INSTRUMENTS

The Partnership's investment in the Master Fund is subject to the market and credit risk of financial instruments which include exchange-traded futures contracts and over-the-counter forward currency contracts. The Partnership bears the risk of loss only to the extent of the fair value of its investment in the Master Fund.

Millburn Ridgefield Corporation, as the General Partner of the Funds, has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will, in fact, succeed in doing so. The partners bear the risk of loss only to the extent of the fair value of their respective investments.

Millburn Multi-Markets Trading L.P. [Member]
Derivative Instruments
7.	DERIVATIVE INSTRUMENTS

The Partnership is party to derivative financial instruments in the normal course of its business. These financial instruments include futures and forward currency contracts which may be traded on an exchange or OTC.

The Partnership records its derivative activities on a mark-to-market basis as described in Note 2. For OTC contracts, the Partnership enters into master netting agreements with its counterparties. Therefore, assets represent the Partnership's unrealized gains, less unrealized losses for OTC contracts in which the Partnership has a master netting agreement. Similarly, liabilities represent net amounts owed to counterparties on OTC contracts.

Futures contracts are agreements to buy or sell an underlying asset or index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. Open futures contracts are revalued on a daily basis to reflect the market value of the contracts at the end of each trading day. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Partnership records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. The Partnership bears the market risk that arises from changes in the value of these financial instruments.

Forward currency contracts entered into by the Partnership represent a firm commitment to buy or sell an underlying currency at a specified value and point in time based upon an agreed or contracted quantity. The ultimate gain or loss is equal to the difference between the value of the contract at the onset and the value of the contract at settlement date.

Each of these financial instruments is subject to various risks similar to those related to the underlying financial instruments including market risk, credit risk, concentration risk and sovereign risk.

Market risk is the potential change in the value of the instruments traded by the Partnership due to market changes including interest and foreign exchange rate movements and fluctuations in futures or security prices. Market risk is directly impacted by the volatility and liquidity in the markets in which the related underlying assets are traded. The financial instruments traded by the Partnership contain varying degrees of off-balance sheet risk whereby changes in the market values of the futures and forward currency contracts and the Partnership's satisfaction of its obligations related to such market value changes may exceed the amount recognized in the Statements of Financial Condition.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is normally reduced to the extent that an exchange or clearing organization acts as counterparty to futures transactions since typically the collective credit of the members of the exchange is pledged to support the financial integrity of the exchange. In the case of OTC transactions, the Partnership must rely solely on the credit of the individual counterparties. The contract amounts of the forward currency and futures contracts do not represent the Partnership's risk of loss due to counterparty nonperformance. The Partnership's exposure to credit risk associated with counterparty nonperformance of these contracts is limited to the unrealized gains inherent in such contracts which are recognized in the Statements of Financial Condition plus the value of margin or collateral held by the counterparty. The amount of such credit risk was $32,592,105 and $18,514,952 at December 31, 2012 and 2011, respectively.

The General Partner has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will, in fact, succeed in doing so. The General Partner's market risk control procedures include diversification of the Partnership's portfolio and continuously monitoring the portfolio's open positions, historical volatility and maximum historical loss. The General Partner seeks to minimize credit risk primarily by depositing and maintaining the Partnership's assets at financial institutions and brokers which the General Partner believes to be creditworthy. The Partnership's trading activities are primarily with brokers and other financial institutions located in North America, Europe and Asia. All futures transactions of the Partnership are cleared by major securities firms, pursuant to customer agreements, including Barclays Capital Inc., Credit Suisse Securities (USA) LLC, Deutsche Bank Securities Inc. (a wholly owned subsidiary of Deutsche Bank AG), J.P. Morgan Securities, LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated and Newedge USA, LLC (a wholly owned subsidiary of Newedge Group, which is owned by Société Générale (50%) and Calyon (50%)). The Partnership ceased clearing trades through Newedge USA, LLC during September 2012. For all forward currency transactions, the Partnership utilizes three prime brokers: Barclays Bank PLC, Deutsche Bank AG and Morgan Stanley & Co., LLC.

The Partnership is subject to sovereign risk such as the risk of restrictions being imposed by foreign governments on the repatriation of cash and the effects of political or economic uncertainties. Net unrealized appreciation (depreciation) on futures and forward currency contracts are denominated in the Partnership's functional currency (U.S. Dollar). Cash settlement of futures and forward currency contracts is made in the local currency (settlement currency) and then translated to U.S. Dollars. Net unrealized appreciation (depreciation) on futures and forward currency contracts at December 31, 2012 and 2011, by settlement currency type, denominated in U.S. Dollars, is detailed below:

	December 31,
	2012		2011
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$(481,764)	(14.79)%	$586,248	7.00%
British pound	(186,988)	(5.74)	1,048,167	12.51
Canadian dollar	23,507	0.72	278,723	3.33
Czech koruna	68,801	2.11	73,327	0.88
Euro	1,874,079	57.54	1,581,405	18.88
Hong Kong dollar	200,275	6.15	(9,567)	(0.11)
Hungarian forint	(617,967)	(18.97)	84,721	1.01
Japanese yen	621,328	19.08	1,328,503	15.86
Korean won	58,995	1.81	(76,817)	(0.92)
Malaysian ringgit	(171,493)	(5.26)	-	-
Mexican peso	4,075	0.13	210	0.00
New Zealand dollar	-	-	331,118	3.95
Norwegian krone	(11,676)	(0.36)	(32,125)	(0.38)
Polish zloty	226,541	6.95	265	0.00
Romanian leu	126,292	3.88	(71,941)	(0.86)
Singapore dollar	12,410	0.38	42,706	0.51
South African rand	(99,853)	(3.07)	5,957	0.07
Swedish krona	(51,726)	(1.59)	(75,934)	(0.91)
Swiss franc	-	-	765,139	9.13
Taiwan dollar	31,655	0.97	(74,698)	(0.89)
Thai baht	31,018	0.95	3,377	0.04
Turkish lira	(174,801)	(5.37)	(27,175)	(0.32)
U.S. dollar	1,774,580	54.48	2,616,187	31.22

Total	$3,257,288	100.00%	$8,377,796	100.00%

The Derivatives and Hedging topic of the Codification requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

The Partnership's market risk is influenced by a wide variety of factors, including the level and volatility of interest rates, exchange rates, equity price levels, the market value of financial instruments and contracts, the diversification effects among the Partnership's open positions and the liquidity of the markets in which it trades.

The Partnership engages in the speculative trading of futures and forward contracts on agricultural commodities, currencies, energies, interest rates, metals, and stock indices. The following were the primary trading risk exposures of the Partnership at December 31, 2012 and 2011, by market sector:

Agricultural (grains, livestock and softs) — The Partnership's primary exposure is to agricultural price movements which are often directly affected by severe or unexpected weather conditions as well as supply and demand factors.

Currencies — Exchange rate risk is a principal market exposure of the Partnership. The Partnership's currency exposure is to exchange rate fluctuations that disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes as well as political and general economic conditions. The Partnership trades in a large number of currencies including cross-rates — e.g., positions between two currencies other than the U.S. dollar.

Energies — The Partnership's primary energy market exposure is to gas and oil price movements often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest Rates — Interest rate movements directly affect the price of the sovereign bond futures positions held by the Partnership and indirectly the value of its stock index and currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Partnership's profitability. The Partnership's primary interest rate exposure is to interest rate fluctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the U.S., and the Eurozone. However, the Partnership also may take positions in futures contracts on the government debt of other nations. The General Partner anticipates that interest rates in these industrialized countries or areas, both long-term and short-term, will remain the primary interest rate market exposure of the Partnership for the foreseeable future.

Metals — The Partnership's metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, palladium, platinum, silver, tin and zinc.

Stock Indices — The Partnership's equity exposure, through stock index futures, is to equity price risk in the major industrialized countries as well as other countries.

The Derivatives and Hedging topic of the Codification requires entities to recognize in the Statements of Financial Condition all derivative contracts as assets or liabilities. Fair value of futures and forward currency contracts are first netted by the broker as discussed in Note 2. Futures and forward currency contracts in a net asset or liability position are recorded in the Statements of Financial Condition as "Net unrealized appreciation on open futures and forward currency contracts" or "Net unrealized depreciation on open futures and forward currency contracts," respectively. The Partnership's policy regarding fair value measurement is discussed in Note 2.

Since the derivatives held or sold by the Partnership are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of the Derivatives and Hedging guidance. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Partnership's trading gains and losses in the Statements of Operations.

The following table presents the fair value of open futures and forward currency contracts, held long or sold short, at December 31, 2012 and 2011. Fair value is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at December 31, 2012

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$1,475,418	$(73,002)	$11,630	$(1,710,818)	$(296,772)
Grains	-	(996,610)	720,496	-	(276,114)
Interest rates	2,327,068	(1,022,478)	2,288	-	1,306,878
Livestock	-	(149,420)	-	(7,380)	(156,800)
Metals	506,951	(213,462)	-	(816,189)	(522,700)
Softs	27,532	(1,420)	581,411	(403,619)	203,904
Stock indices	2,089,846	(260,665)	-	(86,840)	1,742,341

Total futures contracts	6,426,815	(2,717,057)	1,315,825	(3,024,846)	2,000,737

Forward currency contracts	3,645,759	(3,798,971)	3,974,478	(2,564,715)	1,256,551

Total futures and forward currency contracts	$10,072,574	$(6,516,028)	$5,290,303	$(5,589,561)	$3,257,288

Fair Value of Futures and Forward Currency Contracts at December 31, 2011

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$438,585	$(199,972)	$898,632	$(504,487)	$632,758
Grains	875,525	(10,825)	-	(3,070,466)	(2,205,766)
Interest rates	4,286,895	(233,275)	8,850	(21,650)	4,040,820
Livestock	-	-	105,290	(48,740)	56,550
Metals	88,086	(662,804)	1,612,529	(782,824)	254,987
Softs	379,604	(279,511)	2,800,700	(372,985)	2,527,808
Stock indices	6,167	(43,100)	406,309	(831,000)	(461,624)

Total futures contracts	6,074,862	(1,429,487)	5,832,310	(5,632,152)	4,845,533

Forward currency contracts	1,756,029	(1,881,018)	5,203,785	(1,546,533)	3,532,263

Total futures and forward currency contracts	$7,830,891	$(3,310,505)	$11,036,095	$(7,178,685)	$8,377,796

The effect of trading futures and forward currency contracts is represented on the Statements of Operations for the years ended December 31, 2012 and 2011 as "Net realized gains (losses) on closed positions: Futures and forward currency contracts" and "Net change in unrealized: futures and forward currency contracts." These trading gains and losses are detailed below:

Sector	2012	2011

Futures contracts:
Energies	$(6,421,675)	$(306,750)
Grains	(2,622,608)	(6,975,535)
Interest rates	12,086,851	34,897,915
Livestock	(2,151,520)	(2,545,590)
Metals	(9,610,253)	324,021
Softs	(839,594)	1,354,132
Stock indices	(1,784,145)	(23,638,126)

Total futures contracts	(11,342,944)	3,110,067

Forward currency contracts	(13,170,532)	(10,514,885)

Total futures and forward currency contracts	$(24,513,476)	$(7,404,818)

For the year ended December 31, 2012, the monthly average number of futures contracts bought and sold was 26,745 and 25,220, respectively, and the monthly average notional value of forward currency contracts traded was approximately $1,245,000,000.

For the year ended December 31, 2011, the monthly average number of futures contracts bought and sold was 21,126 and 21,561, respectively, and the monthly average notional value of forward currency contracts traded was approximately $1,062,000,000.

Trading Activities (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Trading L.P. [Member]
Trading Activities
6.	TRADING ACTIVITIES

The Partnership conducts its futures trading with various futures commission merchants ("FCMs") on futures exchanges and its forward currency trading with various banks or dealers ("Dealers") in the interbank markets. Substantially all assets included in the Partnership's equity in trading accounts and certain liability accounts, as discussed below, were held as collateral by such FCMs in either U.S. regulated segregated accounts (for futures contracts traded on U.S. exchanges) or non-U.S. secured accounts (for futures contracts traded on non-U.S. exchanges) as required by U.S. Commodity Futures Trading Commission's regulations, or held as collateral by the counterparty Dealers.

Liabilities in the Statements of Financial Condition that are components of "Total equity in trading accounts" include net unrealized depreciation on open futures and forward currency contracts, cash denominated in foreign currencies and due to brokers.

The Partnership enters into contracts with various institutions that contain a variety of indemnifications. The Partnership's maximum exposure under these arrangements is unknown. However, the Partnership has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Indemnification (Millburn Multi-Markets Fund L.P. [Member])	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Indemnifications
7.	INDEMNIFICATIONS

In the normal course of business, the Partnership enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Partnership's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Partnership that have not yet occurred. The Partnership expects the risk of any future obligation under these indemnifications to be remote.

Administrator Agreement	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Administrator Agreement
8.	ADMINISTRATOR AGREEMENT

The Partnership and the Master Fund (collectively, the "Funds") have engaged CACEIS (USA) Inc. to provide certain administrative services for the Funds including, but not limited to, maintaining the books and records of the Funds and valuation of the Funds' Net Asset Value.

Millburn Multi-Markets Trading L.P. [Member]
Administrator Agreement
3.	ADMINISTRATOR AGREEMENT

The Partnership, U.S. Feeder, Cayman Feeder, and Cayman SPC Feeder (collectively, the "Funds") have engaged CACEIS (USA) Inc. (the "Administrator") to provide certain administrative services for the Funds, including, but not limited to, maintaining the books and records of the Funds and valuation of the Funds' net asset value.

Financial Highlights	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Financial Highlights
9.	FINANCIAL HIGHLIGHTS

The ratios are calculated for each Series and, with the exception of the profit share allocation, have been annualized. The computation of such ratios based on the amount of expenses and profit share allocation assessed to an individual partner's capital account may vary from these ratios based on the timing of capital transactions.

Returns are calculated for each Series and have not been annualized. An individual partner's returns may vary from these returns based on the timing of capital transactions.

Millburn Multi-Markets Trading L.P. [Member]
Financial Highlights
8.	FINANCIAL HIGHLIGHTS

The ratios are calculated based on 1) a limited partner that is charged a monthly management fee of 1/12 of 2.00% (2.00% per annum) and 20% of Trading Profits and 2) limited partners' capital taken as a whole. The computation of such ratios based on the amount of expenses and profit share allocation assessed to an individual partner's capital account may vary from these ratios based on the timing of capital transactions and differences in individual partner's management fee, selling commission, platform fee and profit share allocation arrangements.

Returns are calculated based on 1) a limited partner that is charged a monthly management fee of 1/12 of 2.00% (2.00% per annum) and 20% of Trading Profits and 2) limited partners' capital taken as a whole. An individual partner's returns may vary from these returns based on the timing of capital transactions and differences in individual partners' management fee, selling commission, platform fee and profit share allocation arrangements.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Subsequent Events
10.	SUBSEQUENT EVENTS

During the period from January 1, 2013 to March 26, 2013, contributions of $3,770,020 were made to the Partnership and redemptions of $39,019,292 were made from the Partnership. The General Partner has performed its evaluation of subsequent events through March 26, 2013, the date the financial statements were available to be issued. Based on such evaluation, no further events were discovered that required disclosure or adjustment to the financial statements.

Millburn Multi-Markets Trading L.P. [Member]
Subsequent Events
10.	SUBSEQUENT EVENTS

During the period from January 1, 2013 to March 26, 2013, contributions of $4,402,429 were made to the Partnership and redemptions of $43,013,236 were made from the Partnership. The General Partner has performed its evaluation of subsequent events through March 26, 2013, the date the financial statements were available to be issued. Based on such evaluation, no further events were discovered that required disclosure or adjustment to the financial statements.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Basis Of Presentation

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted ("U.S. GAAP") in the United States ("U.S.") as detailed in the Financial Accounting Standards Board Accounting Standards Codification ("Codification").

Investments

Investment — The investment in the Master Fund is reported at fair value in the Partnership's Statements of Financial Condition. Fair value is the value determined by the Master Fund in accordance with the Master Fund's valuation policies and reported at the time of the Partnership's valuation by the General Partner of the Master Fund. Generally, the fair value of the Partnership's investment in the Master Fund represents the amount that the Partnership could reasonably expect to receive from the Master Fund if the Partnership's investment was redeemed at the time of valuation based on information available at the time the valuation was made and that the Partnership believes to be reliable. The Partnership records its proportionate share of each item of income and expense from its investment in the Master Fund in the Statements of Operations. The accounting policies of the Master Fund including valuation policies are contained in the notes to the Master Fund's financial statements included in Section II of this annual report.

Cash	Cash — Cash is held in a non-interest-bearing account at JP Morgan Chase Bank, N.A.
Income Taxes

Income Taxes — Income taxes have not been provided as partners are individually liable for the taxes, if any, on their share of the Partnership's income and expenses.

The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Partnership recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Partnership's open tax years, 2009 to 2012, for the U.S. Federal jurisdiction, the New York and Connecticut State jurisdictions and the New York City jurisdiction, there are no uncertain tax positions through its investment in the Master Fund. The Partnership is treated as a limited partnership for federal and state income tax reporting purposes.

Estimates

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments — Disclosures under the Fair Value Measurements and Disclosures topic of the Codification relating to the Partnership's underlying investments held within the Master Fund are included in the attached Master Fund's financial statements.

Millburn Multi-Markets Trading L.P. [Member]
Basis Of Presentation

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP") as detailed in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("Codification").

Investments

Investments — The Partnership records its transactions in futures, forward currency contracts and U.S. Treasury notes including related income and expenses on a trade-date basis. The Partnership bears all trade-related commission and clearing charges due to third party brokers.

Open futures contracts are valued at quoted market values. Open forward currency contracts are valued at fair value which is based on pricing models that consider the time value of money and the current market and contractual prices of the underlying financial instruments. Brokerage commissions on open futures contracts are expensed when the contracts are opened. Realized gains (losses) and changes in unrealized appreciation (depreciation) on futures and forward currency contracts are recognized in the periods in which the contracts are closed or the changes in the value of open contracts occur and are included in net realized and unrealized gains (losses) in the Statements of Operations.

Investments in U.S. Treasury notes are valued at fair value based on the midpoint of bid/ask quotations reported daily at 3pm EST by Bloomberg. The Partnership amortizes premiums and accretes discounts on U.S. Treasury notes. Such securities are normally on deposit with financial institutions (see Note 7) as collateral for performance of the Partnership's trading obligations with respect to derivative contracts or held for safekeeping in a custody account at HSBC Bank USA, N.A.

Cash	Cash — Cash includes cash held at J.P. Morgan Chase Bank, N.A.
Foreign Currency Translation

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated to U.S. Dollars at prevailing exchange rates of such currencies. Purchases and sales of investments are translated to U.S. Dollars at the exchange rate prevailing when such transactions occurred.

Management Fees

Management Fees — The Agreement provides that the Partnership shall charge the limited partners' capital accounts and pay the General Partner management fees at a fixed rate of 0.167% per month of net asset value (2% per annum) of limited partnership interests. The General Partner retains the right to charge less than the annual management fee rate except as specified in the Agreement. Management fees for the years ended December 31, 2012 and 2011 were as follows:

	2012	2011

US Feeder	$4,581,555	$3,643,500
Cayman Feeder	1,239,434	2,592,615
SPC Cayman Feeder (1)	101,496	-
Other (2)	185,297	234,023
Total	$6,107,782	$6,470,138

(1) for the period from November 1, 2012 through December 31, 2012

(2) direct investors in the Partnership

Selling Commissions

Selling Commissions — The U.S. Feeder has issued Units to its investors that are subject to selling commissions of 2% per annum or platform fees of 0.25% per annum. These selling commissions and platform fees are charged at the Partnership level but are allocated only to the applicable U.S. Feeder investors. On March 1, 2012, The Cayman Feeder began offering shares that are subject to selling commissions of 2% per annum. The Cayman SPC is not charged selling commissions or platform fees. Selling commissions and platform fees for the years ended December 31, 2012 and 2011 were as follows:

					Total Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2012	2011	2012	2011	2012	2011

U.S. Feeder	$3,332,891	$2,490,848	$56,360	$39,515	$3,389,251	$2,530,363
Cayman Feeder (1)	34,088	-	-	-	34,088	-

Total	$3,366,979	$2,490,848	$56,360	$39,515	$3,423,339	$2,530,363

(1) For the period from March 1, 2012 through December 31, 2012

Administrative Expenses

Administrative and Operating Expenses — The General Partner of the Partnership is paid a monthly administration fee for certain accounting, tax, legal and operational services it provides to the Partnership (the "Administration Fee") calculated at 0.05% of month-end partners' capital prior to reduction for capital withdrawals, management fees and the Administrative Fee then being calculated.

The Partnership bears expenses including, but not limited to, periodic legal, accounting and filing fees up to an amount equal to 1/4 of 1% per annum of average Partners' Capital of the Partnership (the "Expense Cap"). Amounts subject to the Expense Cap include expenses incurred at the Partnership level, Cayman Feeder level and Cayman SPC Feeder Level, and the Administration Fee due to the General Partner. The General Partner of the Partnership and the Investment Adviser of the Cayman Feeder and Cayman SPC Feeder bear any excess over such amounts. The Partnership, the Cayman Feeder and the Cayman SPC Feeder will pay any extraordinary expenses. The Investment Adviser of the Cayman Feeder chose to directly bear operating expenses in excess of 1/4 of 1% of average stockholders' equity for the year ended December 31, 2012 and 2011 as well as for the Cayman SPC Feeder for the period ended December 31, 2012.

The U.S. Feeder bears its own expenses including, but not limited to, periodic legal, accounting and filing fees. Total operating expenses related to investors in the U.S. Feeder (including their pro-rata share of Partnership expenses) are not expected to exceed 1/2 of 1% per annum of the U.S. Feeder's average month-end partners' capital. For the year ended December 31, 2011, the General Partner of the U.S. Feeder chose to directly bear operating expenses in excess of 1/4 of 1% of average Partners' Capital of the U.S. Feeder.

Administrative and operating expenses related to the Partnership are charged pro-rata to all investors. Operating expenses related to the U.S. Feeder, Cayman Feeder and Cayman SPC Feeder are charged at the Partnership level and allocated only to those respective investors.

For the year ended December 31, 2012, operating expenses and the administration fee were as follows:

Fund	Operating	Administration	Total
	Expenses	Fee	(1)

Partnership	$670,907	$166,778	$837,685
U.S. Feeder	514,466	-	514,466
Cayman Feeder	56,006	-	56,006
Cayman SPC Feeder	22,181	-	22,181
Total	$1,263,560	$166,778	$1,430,338

Borne by General Partner or Investment Adviser *	$(66,814)	$-	$(66,814)

For the year ended December 31, 2011, operating expenses and administration fee were as follows:

Fund	Operating	Administration	Total
	Expenses	Fee	(1)

Partnership	$493,309	$183,254	$676,563
U.S. Feeder	697,043	-	697,043
Cayman Feeder	113,431	-	113,431
Total	$1,303,783	$183,254	$1,487,037

Borne by General Partner or Investment Adviser *	$(75,183)	$-	$(75,183)

* by General Partner (in the case of the Partnership and U.S. Feeder) or Investment Adviser (Cayman Feeder and Cayman SPC Feeder)

The General Partner has paid expenses incurred in connection with the organization of the U.S. Feeder. The total amount paid by the General Partner was $191,967. The Partnership, on behalf of the U.S. Feeder, is reimbursing the General Partner for these costs in 60 equal monthly installments of $3,199 which began on August 1, 2009. However, to the extent that for any month the $3,199 exceeds 1/12 of 0.05% of the U.S. Feeder's month-end net asset value (a 0.05% annual rate), such excess will not be reimbursed by the Partnership, but will be absorbed by the General Partner. As of December 31, 2012, pursuant to this calculation, $36,987 has been borne by the General Partner and will not be reimbursed by the Partnership. For each of the two years ended December 31, 2012 and 2011, costs incurred were $38,388 and are included in "Administrative and operating expenses" in the Partnership's Statements of Operations. Further, as of December 31, 2012 and 2011, $9,598, were payable to the General Partner as reimbursement for such costs and are included in "Accrued expenses" in the Partnership's Statements of Financial Condition.

The General Partner has paid expenses incurred in connection with the organization of the Cayman SPC Feeder. The total amount paid by the General Partner was $40,383. The Partnership, on behalf of the Cayman SPC Feeder, is reimbursing the General Partner for these costs in 60 equal monthly installments of $673 which began on November 1, 2012. Accordingly, for the period from November 1, 2012 (commencement of operations) to December 31, 2012, costs incurred were $1,346 and are including in "Administrative and operating expenses" in the Partnership's Statement of Operations as of December 31, 2012. As of December 31, 2012, this amount was payable to the General Partner and is included in "Accrued expenses" in the Partnership's Statements of Financial Condition.

Income Taxes

Income Taxes — The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Partnership recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Partnership's open tax years, 2009 to 2012, for the U.S. Federal jurisdiction, the New York and Delaware State jurisdictions and the New York City jurisdiction, there were no uncertain tax positions. The Partnership is treated as a limited partnership for federal and state income tax reporting purposes and therefore the partners are responsible for the payment of taxes.

Estimates

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires the General Partner to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Right Of Offset

Right of Offset — The customer agreements between the Partnership and its brokers give the Partnership the legal right to net unrealized gains and losses with each broker. Unrealized gains and losses related to offsetting transactions with these brokers are reflected on a net basis in the equity in trading accounts in the Statements of Financial Condition.

Fair Value of Financial Instruments

Fair Value of Financial Instruments — The fair value of the Partnership's assets and liabilities which qualify as financial instruments under the Fair Value Measurements and Disclosures topic of the Codification approximates the carrying amounts presented in the Statements of Financial Condition. The topic defines fair value, establishes a framework for measurement of fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Partnership separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments

Cash Instruments — The Partnership's cash instruments are generally classified within Level 1 of the fair value hierarchy because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations. The General Partner of the Partnership does not adjust the quoted price for such instruments even in situations where the Partnership holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts

Derivative Contracts — Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.

OTC derivatives or forward currency contracts are valued based on pricing models that consider the current market prices plus the time value of money ("forward points") and contractual prices of the underlying financial instruments. The forward points from the quotation service providers are generally in periods of one month, two months, three months and six months forward while the contractual forward delivery dates for the foreign forward currency contracts traded by the Partnership may be in between these periods. The General Partner's policy is to calculate the forward points for each contract being valued by determining the number of days from the date the forward currency contract is being valued to its maturity date and then using straight-line interpolation to calculate the valuation of forward points for the applicable forward currency contract. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Schedule Of Selling Commissions And Platform Fees

					Total Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2012	2011	2012	2011	2012	2011

Series A Units	$3,332,891	$2,490,848	$-	$-	$3,332,891	$2,490,848
Series B Units	-	-	56,360	39,515	56,360	39,515

Total	$3,332,891	$2,490,848	$56,360	$39,515	$3,389,251	$2,530,363

Millburn Multi-Markets Trading L.P. [Member]
Schedule Of Management Fees

	2012	2011

US Feeder	$4,581,555	$3,643,500
Cayman Feeder	1,239,434	2,592,615
SPC Cayman Feeder (1)	101,496	-
Other (2)	185,297	234,023
Total	$6,107,782	$6,470,138

(1) for the period from November 1, 2012 through December 31, 2012

(2) direct investors in the Partnership

Schedule Of Selling Commissions And Platform Fees

					Total Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2012	2011	2012	2011	2012	2011

U.S. Feeder	$3,332,891	$2,490,848	$56,360	$39,515	$3,389,251	$2,530,363
Cayman Feeder (1)	34,088	-	-	-	34,088	-

Total	$3,366,979	$2,490,848	$56,360	$39,515	$3,423,339	$2,530,363

(1) For the period from March 1, 2012 through December 31, 2012

Schedule Of Operating Expenses And Administration Fees

For the year ended December 31, 2012, operating expenses and the administration fee were as follows:

Fund	Operating	Administration	Total
	Expenses	Fee	(1)

Partnership	$670,907	$166,778	$837,685
U.S. Feeder	514,466	-	514,466
Cayman Feeder	56,006	-	56,006
Cayman SPC Feeder	22,181	-	22,181
Total	$1,263,560	$166,778	$1,430,338

Borne by General Partner or Investment Adviser *	$(66,814)	$-	$(66,814)

For the year ended December 31, 2011, operating expenses and administration fee were as follows:

Fund	Operating	Administration	Total
	Expenses	Fee	(1)

Partnership	$493,309	$183,254	$676,563
U.S. Feeder	697,043	-	697,043
Cayman Feeder	113,431	-	113,431
Total	$1,303,783	$183,254	$1,487,037

Borne by General Partner or Investment Adviser *	$(75,183)	$-	$(75,183)

* by General Partner (in the case of the Partnership and U.S. Feeder) or Investment Adviser (Cayman Feeder and Cayman SPC Feeder)

Schedule Of Financial Assets And Liabilities At Fair Value

Financial assets at fair value as of December 31, 2012

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$310,489,986	$-	$310,489,986

Exchange-traded futures contracts
Energies	(296,772)	-	(296,772)
Grains	(276,114)	-	(276,114)
Interest rates	1,306,878	-	1,306,878
Livestock	(156,800)	-	(156,800)
Metals	(522,700)	-	(522,700)
Softs	203,904	-	203,904
Stock indices	1,742,341	-	1,742,341

Total exchange-traded futures contracts	2,000,737	-	2,000,737

Over-the-counter forward currency contracts	-	1,256,551	1,256,551

Total futures and forward currency contracts (2)	2,000,737	1,256,551	3,257,288

Total financial assets at fair value	$312,490,723	$1,256,551	$313,747,274

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$57,802,756
Investments in U.S. Treasury notes held in custody			252,687,230
Total investments in U.S. Treasury notes			$310,489,986

(2)
Net unrealized appreciation on open futures and forward currency contracts			$4,087,228
Net unrealized depreciation on open futures and forward currency contracts			(829,940)
Net unrealized appreciation on open futures and forward currency contracts			$3,257,288

Financial assets at fair value as of December 31, 2011

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$385,627,305	$-	$385,627,305

Exchange-traded futures contracts
Energies	632,758	-	632,758
Grains	(2,205,766)	-	(2,205,766)
Interest rates	4,040,820	-	4,040,820
Livestock	56,550	-	56,550
Metals	254,987	-	254,987
Softs	2,527,808	-	2,527,808
Stock indices	(461,624)	-	(461,624)

Total exchange-traded futures contracts	4,845,533	-	4,845,533

Over-the-counter forward currency contracts	-	3,532,263	3,532,263

Total futures and forward currency contracts (2)	4,845,533	3,532,263	8,377,796

Total financial assets at fair value	$390,472,838	$3,532,263	$394,005,101

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral			$41,274,794
Investments in U.S. Treasury notes held in custody			344,352,511
Total investments in U.S. Treasury notes			$385,627,305

(2)
Net unrealized appreciation on open futures and forward currency contracts			$8,775,049
Net unrealized depreciation on open futures and forward currency contracts			(397,253)
Net unrealized appreciation on open futures and forward currency contracts			$8,377,796

Investment In Millburn Multi-Markets Trading L.P. (Tables) (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Trading L.P. [Member]
Schedule Of The Partnership's And The Company's Ownership Percentages Of The Master Fund

	December 31, 2012	December 31, 2011

U.S. Feeder	68.43%	57.64%
Cayman Feeder	3.32%	31.07%
Cayman SPC Feeder	16.26%	-%

Total	88.01%	88.71%

Schedule Of Capital Withdrawls Payable

	December 31, 2012	December 31, 2011
Direct investors (1)	$719,707	$2,058,576
U.S. Feeder (2)	5,594,269	3,159,327
Cayman Feeder	-	684,447

Total	$6,313,976	$5,902,350

(1)	Includes General Partner redemptions at December 31, 2012 and 2011 of $249,786 and $58,576, respectively
(2)	Net of redemption penalty payable at December 31, 2012 and 2012 of $2,510 and $25,211, respectively

Management Fee, Selling Commission, Platform Fees And Profit Share (Tables) (Millburn Multi-Markets Fund L.P. [Member])	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Schedule Of Selling Commissions And Platform Fees

					Total Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2012	2011	2012	2011	2012	2011

Series A Units	$3,332,891	$2,490,848	$-	$-	$3,332,891	$2,490,848
Series B Units	-	-	56,360	39,515	56,360	39,515

Total	$3,332,891	$2,490,848	$56,360	$39,515	$3,389,251	$2,530,363

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation Depreciation On Futures And Forward Currency Contracts By Settlement Currency Type

	December 31,
	2012		2011
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$(481,764)	(14.79)%	$586,248	7.00%
British pound	(186,988)	(5.74)	1,048,167	12.51
Canadian dollar	23,507	0.72	278,723	3.33
Czech koruna	68,801	2.11	73,327	0.88
Euro	1,874,079	57.54	1,581,405	18.88
Hong Kong dollar	200,275	6.15	(9,567)	(0.11)
Hungarian forint	(617,967)	(18.97)	84,721	1.01
Japanese yen	621,328	19.08	1,328,503	15.86
Korean won	58,995	1.81	(76,817)	(0.92)
Malaysian ringgit	(171,493)	(5.26)	-	-
Mexican peso	4,075	0.13	210	0.00
New Zealand dollar	-	-	331,118	3.95
Norwegian krone	(11,676)	(0.36)	(32,125)	(0.38)
Polish zloty	226,541	6.95	265	0.00
Romanian leu	126,292	3.88	(71,941)	(0.86)
Singapore dollar	12,410	0.38	42,706	0.51
South African rand	(99,853)	(3.07)	5,957	0.07
Swedish krona	(51,726)	(1.59)	(75,934)	(0.91)
Swiss franc	-	-	765,139	9.13
Taiwan dollar	31,655	0.97	(74,698)	(0.89)
Thai baht	31,018	0.95	3,377	0.04
Turkish lira	(174,801)	(5.37)	(27,175)	(0.32)
U.S. dollar	1,774,580	54.48	2,616,187	31.22

Total	$3,257,288	100.00%	$8,377,796	100.00%

Schedule Of Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2012

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$1,475,418	$(73,002)	$11,630	$(1,710,818)	$(296,772)
Grains	-	(996,610)	720,496	-	(276,114)
Interest rates	2,327,068	(1,022,478)	2,288	-	1,306,878
Livestock	-	(149,420)	-	(7,380)	(156,800)
Metals	506,951	(213,462)	-	(816,189)	(522,700)
Softs	27,532	(1,420)	581,411	(403,619)	203,904
Stock indices	2,089,846	(260,665)	-	(86,840)	1,742,341

Total futures contracts	6,426,815	(2,717,057)	1,315,825	(3,024,846)	2,000,737

Forward currency contracts	3,645,759	(3,798,971)	3,974,478	(2,564,715)	1,256,551

Total futures and forward currency contracts	$10,072,574	$(6,516,028)	$5,290,303	$(5,589,561)	$3,257,288

Fair Value of Futures and Forward Currency Contracts at December 31, 2011

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$438,585	$(199,972)	$898,632	$(504,487)	$632,758
Grains	875,525	(10,825)	-	(3,070,466)	(2,205,766)
Interest rates	4,286,895	(233,275)	8,850	(21,650)	4,040,820
Livestock	-	-	105,290	(48,740)	56,550
Metals	88,086	(662,804)	1,612,529	(782,824)	254,987
Softs	379,604	(279,511)	2,800,700	(372,985)	2,527,808
Stock indices	6,167	(43,100)	406,309	(831,000)	(461,624)

Total futures contracts	6,074,862	(1,429,487)	5,832,310	(5,632,152)	4,845,533

Forward currency contracts	1,756,029	(1,881,018)	5,203,785	(1,546,533)	3,532,263

Total futures and forward currency contracts	$7,830,891	$(3,310,505)	$11,036,095	$(7,178,685)	$8,377,796

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2012	2011

Futures contracts:
Energies	$(6,421,675)	$(306,750)
Grains	(2,622,608)	(6,975,535)
Interest rates	12,086,851	34,897,915
Livestock	(2,151,520)	(2,545,590)
Metals	(9,610,253)	324,021
Softs	(839,594)	1,354,132
Stock indices	(1,784,145)	(23,638,126)

Total futures contracts	(11,342,944)	3,110,067

Forward currency contracts	(13,170,532)	(10,514,885)

Total futures and forward currency contracts	$(24,513,476)	$(7,404,818)

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Millburn Multi-Markets Fund L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Management fee, per month	0.17%
Management fee, per annum	2.00%
Selling commissions	2.00%
Platform fee	0.25%
Operating expense fee, percentage per annum, of the average Partners' Capital	0.50%
General and Administrative Expense	$ 1,072,589	$ 1,015,504
Number of installments, monthly	60
Reimbursement installment payment, monthly	3,199
Percentage of month end net asset value, monthly rate	0.00%
Percentage of month end net asset value, annual rate	0.05%
Non-reimbursable, paid expense	36,987
Costs incurred, included in "Administrative and operating expenses" in the Partnership's Statments of Operations	38,388	38,388
Reimbursement payable	9,598	9,598
Open tax years	2012	2011	2010	2009
Millburn Multi-Markets Fund L.P. [Member] | General Partner [Member]
Summary Of Significant Accounting Policies [Line Items]
General and Administrative Expense	191,967
Millburn Multi-Markets Trading L.P. [Member]
Summary Of Significant Accounting Policies [Line Items]
Management fee, per month	0.17%
Management fee, per annum	2.00%
Administration fee, per month	0.05%
Operating expense fee, percentage per annum, of the average Partners' Capital	0.25%
General and Administrative Expense	1,430,338	1,487,037
Percentage of month end net asset value, monthly rate	0.00%
Open tax years	2012	2011	2010	2009
Millburn Multi-Markets Trading L.P. [Member] | U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Selling commissions	2.00%
Platform fee	0.25%
Operating expense fee, percentage per annum, of the average Partners' Capital	0.50%
General and Administrative Expense	514,466	697,043
Number of installments, monthly	60
Reimbursement installment payment, monthly	3,199
Percentage of month end net asset value, annual rate	0.05%
Non-reimbursable, paid expense	36,987
Costs incurred, included in "Administrative and operating expenses" in the Partnership's Statments of Operations	38,388	38,388
Reimbursement payable	9,598	9,598
Millburn Multi-Markets Trading L.P. [Member] | U.S. Feeder [Member] | General Partner [Member]
Summary Of Significant Accounting Policies [Line Items]
General and Administrative Expense	191,967
Millburn Multi-Markets Trading L.P. [Member] | Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Selling commissions	2.00%
General and Administrative Expense	56,006	113,431
Millburn Multi-Markets Trading L.P. [Member] | Cayman SPC Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
General and Administrative Expense	22,181
Number of installments, monthly	60
Reimbursement installment payment, monthly	673
Costs incurred, included in "Administrative and operating expenses" in the Partnership's Statments of Operations	1,346
Millburn Multi-Markets Trading L.P. [Member] | Cayman SPC Feeder [Member] | General Partner [Member]
Summary Of Significant Accounting Policies [Line Items]
General and Administrative Expense	$ 40,383

Summary Of Significant Accounting Policies (Schedule Of Management Fees) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Management Fees	$ 6,107,782		$ 6,470,138
U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	4,581,555		3,643,500
Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	1,239,434		2,592,615
Cayman SPC Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	101,496	[1]
Other [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	$ 185,297	[2]	$ 234,023	[2]

[1]	for the period from November 1, 2012 through December 31, 2012
[2]	direct investors in the Partnership

Summary Of Significant Accounting Policies (Schedule Of Selling Commissions And Platform Fees) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	$ 3,366,979		$ 2,490,848
Platform Fees	56,360		39,515
Total Selling Commissions and Platform Fees	3,423,339		2,530,363
U.S. Feeder [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	3,332,891		2,490,848
Platform Fees	56,360		39,515
Total Selling Commissions and Platform Fees	3,389,251		2,530,363
Cayman Feeder [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	34,088	[1]
Total Selling Commissions and Platform Fees	$ 34,088	[1]

[1]	For the period from March 1, 2012 through December 31, 2012

Summary Of Significant Accounting Policies (Schedule Of Operating Expenses And Administration Fees) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	$ 1,263,560		$ 1,303,783
Administration Fee	166,778		183,254
Operating Expenses and Administration Fee, Total	1,430,338		1,487,037
Partnership [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	670,907		493,309
Administration Fee	166,778		183,254
Operating Expenses and Administration Fee, Total	837,685		676,563
U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	514,466		697,043
Administration Fee
Operating Expenses and Administration Fee, Total	514,466		697,043
Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	56,006		113,431
Administration Fee
Operating Expenses and Administration Fee, Total	56,006		113,431
Cayman SPC Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	22,181
Administration Fee
Operating Expenses and Administration Fee, Total	22,181
Borne By General Partner Or Investment Adviser [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	(66,814)	[1]	(75,183)	[1]
Administration Fee		[1]
Operating Expenses and Administration Fee, Total	$ (66,814)	[1]	$ (75,183)	[1]

[1]	by General Partner (in the case of the Partnership and U.S. Feeder) or Investment Adviser (Cayman Feeder and Cayman SPC Feeder)

Summary Of Significant Accounting Policies (Schedule Of Financial Assets And Liabilities At Fair Value) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	$ 3,257,288	$ 8,377,796
Millburn Multi-Markets Trading L.P. [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral	57,802,756	41,274,794
Investments in U.S. Treasury notes held in custody	252,687,230	344,352,511
Total investments in U.S. Treasury notes	310,489,986	385,627,305
Net unrealized appreciation on open futures and forward currency contracts	4,087,228	8,775,049
Net unrealized depreciation on open futures and forward currency contracts	(829,940)	(397,253)
Total futures and forward currency contracts	3,257,288	8,377,796
Total financial assets and liabilities at fair value	313,747,274	394,005,101
Millburn Multi-Markets Trading L.P. [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	2,000,737	4,845,533
Millburn Multi-Markets Trading L.P. [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(296,772)	632,758
Millburn Multi-Markets Trading L.P. [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(276,114)	(2,205,766)
Millburn Multi-Markets Trading L.P. [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	1,306,878	4,040,820
Millburn Multi-Markets Trading L.P. [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(156,800)	56,550
Millburn Multi-Markets Trading L.P. [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(522,700)	254,987
Millburn Multi-Markets Trading L.P. [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	203,904	2,527,808
Millburn Multi-Markets Trading L.P. [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	1,742,341	(461,624)
Millburn Multi-Markets Trading L.P. [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	1,256,551	3,532,263
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments in U.S. Treasury notes	310,489,986	385,627,305
Total futures and forward currency contracts	2,000,737	4,845,533
Total financial assets and liabilities at fair value	312,490,723	390,472,838
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	2,000,737	4,845,533
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(296,772)	632,758
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(276,114)	(2,205,766)
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	1,306,878	4,040,820
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(156,800)	56,550
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(522,700)	254,987
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	203,904	2,527,808
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	1,742,341	(461,624)
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts
Millburn Multi-Markets Trading L.P. [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	1,256,551	3,532,263
Total financial assets and liabilities at fair value	1,256,551	3,532,263
Millburn Multi-Markets Trading L.P. [Member] | Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	$ 1,256,551	$ 3,532,263

Investment In Millburn Multi-Markets Trading L.P. (Schedule Of The Partnership's And The Company's Ownership Percentages Of The Master Fund) (Details)	Dec. 31, 2012	Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	68.43%	57.64%
Millburn Multi-Markets Trading L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	88.01%	88.71%
Millburn Multi-Markets Trading L.P. [Member] | U.S. Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	68.43%	57.64%
Millburn Multi-Markets Trading L.P. [Member] | Cayman Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	3.32%	31.07%
Millburn Multi-Markets Trading L.P. [Member] | Cayman SPC Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	16.26%

Investment In Millburn Multi-Markets Trading L.P. (Schedule Of Capital Withdrawls Payable) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	$ 6,313,976		$ 5,902,350
Redemption penalty payable	2,510		25,211
Direct Investor [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	719,707	[1]	2,058,576	[1]
U.S. Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	5,594,269	[2]	3,159,327	[2]
Cayman Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable			684,447
General Partner [Member]
Schedule of Equity Method Investments [Line Items]
Transfer of New Profit Memo Account to General Partner	$ 249,786		$ 58,576

[1]	Includes General Partner redemptions at December 31, 2012 and 2011 of $249,786 and $58,576, respectively
[2]	Net of redemption penalty payable at December 31, 2012 and 2012 of $2,510 and $25,211, respectively

Management Fee, Selling Commission, Platform Fees And Profit Share (Narrative) (Details) (Millburn Multi-Markets Fund L.P. [Member])	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Management fee, per month	0.17%
Management fee, per annum	2.00%
Profit share percentage	20.00%
Selling commissions, per month	0.17%
Selling commissions	2.00%
Platform fee, per month	0.00%
Platform fee	0.25%

Management Fee, Selling Commission, Platform Fees And Profit Share (Schedule Of Selling Commissions And Platform Fees) (Details) (Millburn Multi-Markets Fund L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	$ 3,332,891	$ 2,490,848
Platform Fees	56,360	39,515
Total Selling Commissions and Platform Fees	3,389,251	2,530,363
Series A [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	3,332,891	2,490,848
Total Selling Commissions and Platform Fees	3,332,891	2,490,848
Series B [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Platform Fees	56,360	39,515
Total Selling Commissions and Platform Fees	$ 56,360	$ 39,515

Profit Share Allocation (Details) (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Trading L.P. [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Profit share percentage	20.00%

Operating Expenses And Administration Fee (Details) (Millburn Multi-Markets Fund L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Operating Expenses And Administration Fee [Line Items]
Operating expense fee, percentage per annum	0.50%
Operating expenses		$ 59,807
Paid expenses incurred in connection with the organization of the Partnership	1,072,589	1,015,504
Number of installments, monthly	60
Reimbursement installment payment, monthly	3,199
Percentage of month end net asset value, monthly rate	0.00%
Percentage of month end net asset value, annual rate	0.05%
Non-reimbursable, paid expense	36,987
Costs incurred, included in "Administrative and operating expenses" in the Partnership's Statments of Operations	38,388	38,388
Reimbursement payable	9,598	9,598
General Partner [Member]
Operating Expenses And Administration Fee [Line Items]
Paid expenses incurred in connection with the organization of the Partnership	$ 191,967

Derivative Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 contract	Dec. 31, 2011 contract
Derivative Instruments [Abstract]
Concentration of credit risk	$ 32,592,105	$ 18,514,952
Monthly average number of futures contracts bought	26,745	21,126
Monthly average number of futures contracts sold	25,220	21,561
Monthly average notional value of forward currency contracts traded	$ 1,245,000,000	$ 1,062,000,000

Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 3,257,288	$ 8,377,796
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(481,764)	586,248
Percent of Total	(14.79%)	7.00%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(186,988)	1,048,167
Percent of Total	(5.74%)	12.51%
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	23,507	278,723
Percent of Total	0.72%	3.33%
Czech Koruna [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	68,801	73,327
Percent of Total	2.11%	0.88%
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	1,874,079	1,581,405
Percent of Total	57.54%	18.88%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	200,275	(9,567)
Percent of Total	6.15%	(0.11%)
Hungarian Forint [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(617,967)	84,721
Percent of Total	(18.97%)	1.01%
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	621,328	1,328,503
Percent of Total	19.08%	15.86%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	58,995	(76,817)
Percent of Total	1.81%	(0.92%)
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(171,493)
Percent of Total	(5.26%)
Mexican Peso [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	4,075	210
Percent of Total	0.13%	0.00%
New Zealand Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		331,118
Percent of Total		3.95%
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(11,676)	(32,125)
Percent of Total	(0.36%)	(0.38%)
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	226,541	265
Percent of Total	6.95%	0.00%
Romanian Leu [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	126,292	(71,941)
Percent of Total	3.88%	(0.86%)
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	12,410	42,706
Percent of Total	0.38%	0.51%
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(99,853)	5,957
Percent of Total	(3.07%)	0.07%
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(51,726)	(75,934)
Percent of Total	(1.59%)	(0.91%)
Swiss Franc [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		765,139
Percent of Total		9.13%
Taiwan Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	31,655	(74,698)
Percent of Total	0.97%	(0.89%)
Thai Baht [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	31,018	3,377
Percent of Total	0.95%	0.04%
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(174,801)	(27,175)
Percent of Total	(5.37%)	(0.32%)
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 1,774,580	$ 2,616,187
Percent of Total	54.48%	31.22%

Derivative Instruments (Fair Value Of Futures And Forward Currency Contracts) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ 3,257,288	$ 8,377,796
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,000,737	4,845,533
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(296,772)	632,758
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(276,114)	(2,205,766)
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,306,878	4,040,820
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(156,800)	56,550
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(522,700)	254,987
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	203,904	2,527,808
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,742,341	(461,624)
Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,256,551	3,532,263
Fair Value Long Positions Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	10,072,574	7,830,891
Fair Value Long Positions Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	6,426,815	6,074,862
Fair Value Long Positions Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,475,418	438,585
Fair Value Long Positions Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		875,525
Fair Value Long Positions Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,327,068	4,286,895
Fair Value Long Positions Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value
Fair Value Long Positions Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	506,951	88,086
Fair Value Long Positions Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	27,532	379,604
Fair Value Long Positions Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,089,846	6,167
Fair Value Long Positions Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,645,759	1,756,029
Fair Value Long Positions Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(6,516,028)	(3,310,505)
Fair Value Long Positions Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,717,057)	(1,429,487)
Fair Value Long Positions Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(73,002)	(199,972)
Fair Value Long Positions Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(996,610)	(10,825)
Fair Value Long Positions Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,022,478)	(233,275)
Fair Value Long Positions Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(149,420)
Fair Value Long Positions Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(213,462)	(662,804)
Fair Value Long Positions Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,420)	(279,511)
Fair Value Long Positions Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(260,665)	(43,100)
Fair Value Long Positions Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,798,971)	(1,881,018)
Fair Value Short Positions Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,290,303	11,036,095
Fair Value Short Positions Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,315,825	5,832,310
Fair Value Short Positions Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	11,630	898,632
Fair Value Short Positions Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	720,496
Fair Value Short Positions Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,288	8,850
Fair Value Short Positions Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		105,290
Fair Value Short Positions Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		1,612,529
Fair Value Short Positions Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	581,411	2,800,700
Fair Value Short Positions Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		406,309
Fair Value Short Positions Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,974,478	5,203,785
Fair Value Short Positions Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(5,589,561)	(7,178,685)
Fair Value Short Positions Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,024,846)	(5,632,152)
Fair Value Short Positions Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,710,818)	(504,487)
Fair Value Short Positions Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(3,070,466)
Fair Value Short Positions Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(21,650)
Fair Value Short Positions Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(7,380)	(48,740)
Fair Value Short Positions Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(816,189)	(782,824)
Fair Value Short Positions Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(403,619)	(372,985)
Fair Value Short Positions Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(86,840)	(831,000)
Fair Value Short Positions Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (2,564,715)	$ (1,546,533)

Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (24,513,476)	$ (7,404,818)
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(11,342,944)	3,110,067
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(6,421,675)	(306,750)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(2,622,608)	(6,975,535)
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	12,086,851	34,897,915
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(2,151,520)	(2,545,590)
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(9,610,253)	324,021
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(839,594)	1,354,132
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(1,784,145)	(23,638,126)
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (13,170,532)	$ (10,514,885)

Financial Highlights (Details) (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Trading L.P. [Member]
Financial Highlights [Line Items]
Management fee percentage per annum	2.00%
Trading profits percent included in computing ratios to average capital	20.00%
Monthly management fee charges description	1/12 of 2.00%

Subsequent Events (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Millburn Multi-Markets Fund L.P. [Member]
Subsequent Event [Line Items]
Contributions	$ 59,558,339	$ 145,127,451
Redemptions	(42,192,195)	(8,915,164)
Millburn Multi-Markets Fund L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	3,770,020
Redemptions	39,019,292
Millburn Multi-Markets Trading L.P. [Member]
Subsequent Event [Line Items]
Contributions	115,958,983	159,795,554
Redemptions	(154,622,490)	(29,408,151)
Millburn Multi-Markets Trading L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	4,402,429
Redemptions	$ 43,013,236